Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549-0506

RE:	TFLIC Separate Account VNY File No.811-21703, CIK 0001306676 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), TFLIC Separate Account VNY, a unit investment trust registered under the Act, mailed to its contract owners the semi annual report for the following underlying management investment companies: Transamerica Series Trust, AllianceBernstein Variable Products Series Fund, Inc., Columbia Funds Variable Insurance Trust, DFA Investment Dimensions Group, Inc. The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Nationwide Variable Insurance Trust, Vanguard Variable Insurance Fund, Fidelity Variable Insurance Products Fund, Wanger Advisors Trust, and Wells Fargo Advantage Variable Trust Funds. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi annual reports were filed with the Commission via EDGAR on the dates indicated:

•	On 9/6/12, Transamerica Series Trust, (CIK: 778207) filed its semi annual report with the Commission via EDGAR.
•	On 8/23/12, AllianceBernstein Variable Products Series Fund, Inc. (CIK: 825316) filed its semi annual report with the Commission via EDGAR.
•	On 8/29/12, Columbia Funds Variable Insurance Trust (CIK: 815425) filed its semi annual report with the Commission via EDGAR.
•	On 7/9/12, DFA Investment Dimensions Group, Inc. (CIK: 355437) filed its semi annual report with the Commission via EDGAR.
•	On 8/12/12, The Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 890064) filed its semi annual report with the Commission via EDGAR.
•	On 8/12/12, Dreyfus Variable Investment Fund (CIK: 813383) filed its semi annual report with the Commission via EDGAR.
•	On 8/23/12, Federated Insurance Series (CIK: 912577) filed its semi annual report with the Commission via EDGAR.

Securities and Exchange Commission

•	On 8/27/12, Nationwide Variable Insurance Trust (CIK: 353905) filed its semi annual report with the Commission via EDGAR.
•	On 8/30/12, Vanguard Variable Insurance Fund (CIK: 857490) filed its semi annual report with the Commission via EDGAR.
•	On 8/17/12, Fidelity Variable Insurance Products Fund (CIK: 356494; 831016; and 927384) filed its semi annual report with the Commission via EDGAR.
•	On 8/27/12, Wanger Advisors Trust (CIK: 929521) filed its semi annual report with the Commission via EDGAR.
•	On 8/29/12, Wells Fargo Advantage Variable Trust Funds (CIK: 1081402) filed its semi annual report with the Commission via EDGAR.

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Financial Life Insurance Company